NICHOLAS EQUITY INCOME FUND




                                                  November 27, 2000
Report to Fellow Shareholders:

     Through the first six months of fiscal 2001, Nicholas Equity
Income Fund's total return was 0.82%. This compares to (3.60)% for the S&P 500 Index. Net assets were $17.8 million at September 30, 2000, consisting of 91% common stocks and 9% cash and equivalents.

     Returns for Nicholas Equity Income Fund and selected indices are provided in the chart below for the periods ended September 30, 2000.


[CAPTION]
                                                                                   Average Annual Total Return*

                                                                     9 Months    1 Year     3 Years     5 Years
                                                                     --------   --------    -------     -------
  Nicholas Equity Income Fund, Inc. (Distributions Reinvested)          6.79%     2.56%     (0.79)%      6.25%
  Standard & Poor's 500 Index (Dividends Reinvested)                  (1.39)%    13.27%     16.44)%     21.68%
  Consumer Price Index                                                  2.84%     3.46%      2.48%       2.53%
  Ending value of $10,000 invested in Nicholas Equity Income
  Fund, Inc. (Distributions Reinvested)                               $10,679   $10,256     $9,766     $13,543

     The Fund's objective is to produce reasonable current income with moderate long-term growth. The Fund holds 31 stocks at the present time. All holdings are dividend paying and of high investment quality.
At September 30, 2000 the 30-day annualized yield was 2.44%* in comparison the dividend yield on the S&P 500 was 1.13%. In an atmosphere of declining stock prices, management feels confident that our list of equities will perform relatively well.

     Thank you for your interest in Nicholas Equity Income Fund.

     Sincerely,

         \s\

     Albert O. Nicholas
     President





*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund's average annual total return for the life of the Fund, November 23, 1993 through September
30, 2000 was 7.05%. Absent reimbursement, the 30-day annualized yield would have been 2.15%.


Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------


                                              Six Months               Year Ended March 31,
                                           Ended 09/30/2000  --------------------------------------------
                                             (unaudited)      2000     1999     1998     1997      1996
                                           ----------------  ------   ------   ------   ------    ------

NET ASSET VALUE, BEGINNING OF PERIOD            $11.10       $12.32   $14.35   $12.27   $12.35    $10.56

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            .15          .40      .44      .47      .48       .36
  Net gains (losses) on securities
    (realized and unrealized)                     (.06)        (.94)   (1.66)    2.77      .44      1.77
                                                ------       ------   ------   ------   ------    ------
       Total from investment operations            .09         (.54)   (1.22)    3.24      .92      2.13
                                                ------       ------   ------   ------   ------    ------

  LESS DISTRIBUTIONS:
  From net investment income                      (.08)        (.44)    (.48)    (.50)    (.45)     (.34)
  From capital gains                                --           --     (.17)    (.66)    (.55)       --
  In excess of book realized gains (Note 1(d))      --         (.24)    (.16)      --       --        --
                                                ------       ------   ------   ------   ------    ------
       Total distributions                        (.08)        (.68)    (.81)   (1.16)   (1.00)     (.34)
                                                ------       ------   ------   ------   ------    ------

NET ASSET VALUE, END OF PERIOD                  $11.11       $11.10   $12.32   $14.35   $12.27    $12.35
                                                ------       ------   ------   ------   ------    ------
                                                ------       ------   ------   ------   ------    ------
TOTAL RETURN                                     0.82%(1)   (4.20)%   (8.65)%  27.83%    7.83%    20.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)             $17.8        $18.3    $25.0    $29.0    $20.8     $15.8
Ratio of expenses to average net assets (3)      0.90%(2)     0.90%    0.90%    0.90%    0.90%     1.38%
Ratio of net investment income
 to average net assets (3)                       2.65%(2)     3.30%    3.36%    3.61%    4.12%     3.26%
Portfolio turnover rate                         55.84%(2)    79.34%   54.41%   36.83%   23.05%    68.85%

     (1)  Not annualized.
     (2)  Annualized.
     (3) Net of reimbursement by adviser. Absent reimbursement of expenses, the ratio of expenses to average net assets would have been 1.19%, 1.18%, 1.10%, 1.08%, 1.18% and 1.40% for the six months ended
          September 30, 2000 and the fiscal years ended 2000, 1999, 1998, 1997 and 1996, respectively. Also, the respective ratio of net investment income to average net assets would have been 2.36%, 3.02%, 3.16%, 3.43%, 3.84% and 3.24%.

                The accompanying notes to financial statements are an integral part of these statements.




Top Ten Portfolio Holdings
September 30, 2000 (unaudited)
----------------------------------------------------------------
                                                           Percentage
Name                                                     of Net Assets
----                                                     -------------
Pharmacia Corporation .....................................  5.22%
Household International, Inc. .............................  5.08%
Pfizer Inc. ...............................................  5.04%
Exxon Mobil Corporation ...................................  4.50%
Aon Corporation ...........................................  4.40%
American Home Products Corporation ........................  4.13%
Waddell & Reed Financial, Inc. - Class A ..................  4.00%
Sherwin-Williams Company (The) ............................  3.84%
Vulcan Materials Company ..................................  3.61%
National Health Realty, Inc. ..............................  3.34%
                                                            ------
Total of top ten .......................................... 43.16%
                                                            ------
                                                            ------




Schedule of Investments
September 30, 2000 (unaudited)
------------------------------------------------------------------------
 Shares or                                                       Quoted
 Principal                                                       Market
  Amount                                                          Value
-----------                                                    ------------
                                                               (Note 1 (a))
COMMON STOCKS -- 91.35%
            Basic Materials -- 3.61%
   16,000   Vulcan Materials Company ........................   $   643,000
                                                                -----------

            Communication Services -- 4.63%
   10,000   AT&T Corp. ......................................       293,750
   10,980   Verizon Communications ..........................       531,844
                                                                -----------
                                                                    825,594
                                                                -----------

            Consumer Cyclicals - Products -- 2.20%
    7,000   Illinois Tool Works Inc. ........................       391,125
                                                                -----------

            Consumer Cyclicals - Retail -- 5.59%
   25,000   Dollar General Corporation ......................       418,750
   15,000   Genuine Parts Company ...........................       285,937
   20,000   La-Z-Boy Incorporated ...........................       291,250
                                                                -----------
                                                                    995,937
                                                                -----------

            Consumer Cyclicals - Services -- 8.49%
   12,000   Cintas Corporation ..............................       522,750
   14,000   Interpublic Group of Companies, Inc. (The) ......       476,875
   52,000   ServiceMaster Company (The) .....................       513,500
                                                                -----------
                                                                  1,513,125
                                                                -----------

            Consumer Staples - Drug, Retail
             Food & Beverages -- 4.13%
   11,000   McDonald's Corporation ..........................       332,063
   10,300   Tootsie Roll Industries, Inc. ...................       404,275
                                                                -----------
                                                                    736,338
                                                                -----------

            Consumer Staples - Media &
             Entertainment -- 2.20%
    9,000   Tribune Company .................................       392,625
                                                                -----------

            Consumer Staples - Products -- 8.13%
    8,000   Avery Dennison Corporation ......................       371,000
   10,000   Pitney Bowes Inc. ...............................       394,375
   32,000   Sherwin-Williams Company (The) ..................       684,000
                                                                -----------
                                                                  1,449,375
                                                                -----------

            Energy -- 4.50%
    9,000   Exxon Mobil Corporation .........................       802,125
                                                                -----------

            Financial - Banks &
             Diversified Financials -- 10.62%
   21,808   Firstar Corporation .............................       487,954
   16,000   Household International, Inc. ...................       906,000
   25,000   National Commerce Bancorporation ................       498,437
                                                                -----------
                                                                  1,892,391
                                                                -----------

            Financial - Brokerage &
             Investment Management -- 4.00%
   23,000   Waddell & Reed Financial, Inc. -
             Class A ........................................       713,000
                                                                -----------

            Financial - Insurance -- 11.34%
    7,000   American General Corporation ....................       546,000
   20,000   Aon Corporation .................................       785,000
    2,000   Marsh & McLennan Companies, Inc. ................       265,500
   15,000   Mercury General Corporation .....................       424,688
                                                                -----------
                                                                  2,021,188
                                                                -----------

            Financial - Real Estate
             Investment Trusts -- 6.26%
   54,850   Correctional Properties Trust ...................       521,075
   70,000   National Health Realty, Inc. ....................       595,000
                                                                -----------
                                                                  1,116,075
                                                                -----------

            Health Care - Products -- 14.39%
   13,000   American Home Products Corporation ..............       735,312
   20,000   Pfizer Inc. .....................................       898,750
   15,470   Pharmacia Corporation ...........................       931,101
                                                                -----------
                                                                  2,565,163
                                                                -----------

            Technology - Hardware -- 1.26%
    2,000   International Business Machines Corporation .....       225,000
                                                                -----------

                    TOTAL COMMON STOCKS
                     (cost $15,310,248) .....................    16,282,061
                                                                -----------

SHORT-TERM INVESTMENTS -- 8.60%
             Commercial Paper -- 5.61%
   500,000   Banta Corporation
              6.80%, due October 2, 2000 ....................       500,000
   500,000   Badger Meter, Inc.
              6.80%, due October 5, 2000 ....................       499,717
                                                                -----------
                                                                    999,717
                                                                -----------

             Variable Rate Demand Notes -- 2.99%
   423,854   Firstar Bank U.S.A., N.A.
              6.29%, due October 2, 2000 ....................       423,854
   109,672   Wisconsin Electric Power Company
              6.24%, due October 2, 2000 ....................       109,672
                                                                -----------
                                                                    533,526
                                                                -----------

                    TOTAL SHORT-TERM INVESTMENTS
                     (cost $1,532,204) ......................     1,533,243
                                                                -----------
                    TOTAL INVESTMENTS
                     (cost $16,842,452) -- 99.95% ...........    17,815,304
                                                                -----------
                  OTHER ASSETS,
                    NET OF LIABILITIES -- 0.05% .............         8,660
                                                                -----------
                    TOTAL NET ASSETS
                     (Basis of percentages
                      disclosed above) -- 100%...............   $17,823,964
                                                                -----------
                                                                -----------


    The accompanying notes to financial statements are an integral part of this schedule.

Historical Record (unaudited)
--------------------------------------------------------------------
[CAPTION]

                                                          Net Investment                      Dollar     Growth of
                                               Net            Income      Capital Gain       Weighted    an Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio(2)    Investment(3)
                                            -----------   -------------   -------------   -------------- -------------
November 23, 1993(1).......................    $10.00       $  --           $  --             --           $10,000
March 31, 1994.............................     10.04        0.0133            --           14.4 times      10,053
March 31, 1995.............................     10.56        0.2810            --           14.6            10,871
March 31, 1996.............................     12.35        0.3370            --           16.8            13,111
March 31, 1997.............................     12.27        0.4527          0.5483         15.9            14,138
March 31, 1998.............................     14.35        0.5014          0.6586         23.0            18,072
March 31, 1999.............................     12.32        0.4843          0.3278         22.0            16,509
March 31, 2000.............................     11.10        0.4447          0.2392         20.6            15,816
September 30, 2000.........................     11.11        0.0780 (a)        --           22.2            15,946


 (1) Date of Initial Public Offering.
 (2) Based on latest 12 months accomplished earnings.
 (3) Assuming reinvestment of all distributions.

 (a) Paid $0.0780 in net investment income on July 31, 2000 to shareholders of record on July 28, 2000.



    Range in quarter end price/earnings ratios

          High                      Low
       ----------                ---------
  March 31, 1998  23.0    December 31, 1994  13.9

Statement of Assets and Liabilities
------------------------------------------------------------------
ASSETS:
       Investments in securities at market value
        (cost $16,842,452) (Note 1 (a)) .........................  $17,815,304
       Dividend and interest receivables ........................       50,752
                                                                   -----------
                   Total assets .................................   17,866,056
                                                                   -----------

LIABILITIES:
       Management fee (Note 2) ..................................       23,052
       Other payables and accrued expenses ......................       19,040
                                                                   -----------
                   Total liabilities ............................       42,092
                                                                   -----------
                   Total net assets .............................  $17,823,964
                                                                   -----------
                                                                   -----------



NET ASSETS CONSIST OF:
       Fund shares issued and outstanding .......................  $17,449,526
       Net unrealized appreciation on investments (Note 3) ......      971,813
       Accumulated net realized book loss on investments ........     (709,316)
       Accumulated undistributed net investment income ..........      111,941
                                                                   -----------
                                                                   $17,823,964
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized), offering price and redemption price
  ($17,823,964 / 1,604,530 shares outstanding) ..................       $11.11
                                                                        ------
                                                                        ------

             The accompanying notes to financial statements are an
                     integral part of this statement.

Statement of Operations
For the six months ended September 30, 2000 (unaudited)
-----------------------------------------------------------------------------

INCOME:
       Dividends........................................            $ 267,260
       Interest.........................................               51,342
                                                                    ---------
                                                                      318,602
                                                                    ---------

EXPENSES:
       Management fee (Note 2)..........................               62,754
       Legal fees.......................................               12,670
       Registration fees................................                9,593
       Audit and tax consulting fees....................                8,500
       Transfer agent fees..............................                6,022
       Directors' fees .................................                1,800
       Postage and mailing .............................                1,202
       Printing ........................................                  911
       Custodian fees ..................................                  444
       Other operating expenses.........................                3,240
                                                                    ---------
             Total expenses before reimbursement........              107,136
                                                                    ---------
             Reimbursement of expenses by adviser (Note 2)            (26,452)
                                                                    ---------
                                                                       80,684
                                                                    ---------
             Net investment income.....................               237,918
                                                                    ---------

NET REALIZED LOSS ON INVESTMENTS.......................               (87,937)

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                (24,521)
                                                                    ---------
             Net loss on investments...................              (112,458)
                                                                    ---------
             Net increase in net assets resulting from operations   $ 125,460
                                                                    ---------
                                                                   ----------

             The accompanying notes to financial statements are
                     an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2000 (unaudited) and the year ended March 31, 2000
-------------------------------------------------------------------------------


[CAPTION]

                                                                                 Six Months
                                                                              Ended 09/30/2000        2000
OPERATIONS:                                                                      -----------      -----------
    Net investment income .....................................................  $   237,918      $   693,473
    Net realized gain (loss) on investments ...................................      (87,937)         101,762
    Net decrease in unrealized appreciation on investments ....................      (24,521)      (1,682,790)
                                                                                 -----------      -----------
         Net increase (decrease) in net assets resulting from operations ......      125,460         (887,555)
                                                                                 -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
     ($0.0780 and $0.4447 per share, respectively) ............................     (125,977)        (782,515)
    Distributions in excess of book realized gains ($0.2392 per share) (Note 1(d))        --         (407,194)
                                                                                 -----------      -----------
         Total distributions...................................................     (125,977)      (1,189,709)
                                                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (67,173 and 97,105 shares, respectively) ......      748,889        1,146,863
    Reinvestment of distributions
     (11,148 and 102,367 shares, respectively) ................................      118,948        1,126,193
    Cost of shares redeemed (120,964 and 582,893 shares, respectively) ........   (1,331,160)      (6,928,838)
                                                                                 -----------      -----------
         Decrease in net assets derived
          from capital share transactions .....................................     (463,323)      (4,655,782)
                                                                                 -----------      -----------
         Total decrease in net assets .........................................     (463,840)      (6,733,046)
                                                                                 -----------      -----------
NET ASSETS:
  Beginning of period (including undistributed net
   investment income of $0 and $89,042, respectively) ..........................  18,287,804       25,020,850
                                                                                 -----------      -----------
  End of period (including undistributed net investment
   income of $111,941 and $0, respectively) .................................... $17,823,964      $18,287,804
                                                                                 -----------      -----------
                                                                                 -----------      -----------




         The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2000 (unaudited)

(1) Summary of Significant Accounting Policies --
        Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration. To achieve its primary objective, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities. The following is a summary of the significant accounting policies of the Fund.

        (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Market values of most debt securities are based on valuations provided by a pricing service which determines valuations for normal institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

        (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific identification.

        (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

        (d) The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gains on investments and accumulated undistributed net investment income. Accordingly, at September 30, 2000, no reclassifications were required.

        (e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

        (f) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .70 of 1% on an annual basis of the average net asset value up to and including $50 million, and .60 of 1% on an annual basis of the average net asset value in excess of $50 million. The adviser has decided to absorb all expenses of the Fund in excess of .90% of average net assets. The adviser reimbursed $26,452 to the Fund which represents the expenses in excess of .90% (annualized) of average net assets for the six months ended September 30, 2000. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --

    Aggregate gross unrealized appreciation (depreciation) as of September
    30, 2000, based on investment cost for federal tax purposes is as follows:

             Aggregate gross unrealized appreciation on investments ......................... $ 3,049,304
             Aggregate gross unrealized depreciation on investments .........................  (2,077,491)
                                                                                              -----------
                    Net unrealized appreciation ............................................. $   971,813
                                                                                              -----------

(4) Investment Transactions --

    For the period ended September 30, 2000, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $4,638,451 and $4,733,691, respectively.

                        Officers and Directors

                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                           RICHARD SEAMAN
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                           MARK J. GIESE
                           Vice President

                          CANDACE L. LESAK
                           Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                          Transfer Agent
                 FIRSTAR MUTUAL FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                            Custodian
               FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                         Cincinnati, Ohio

                            Auditors
                       ARTHUR ANDERSEN LLP
                      Milwaukee, Wisconsin

                             Counsel
                   MICHAEL, BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin


    This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.